CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
Operating activities
Net loss	$ (899,305)	$ (426,508)	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)	$ (5,073,342)
Adjustments to reconcile net loss to net cash used in operating activities
Loan (expenses paid on behalf of the Company by third party)	0	0	0	0	5,000	5,000
Stock based compensation	422,099	168,650	833,143	979,880	1,813,022	2,235,121
Gain on settlement of debt	0	0	(107,004)	0	(107,004)	(107,004)
Financing cost	0	0	78,458	0	78,458	78,458
Change in fair value of derivative liability	(185,021)	0	(124,855)	0	(124,855)	(309,876)
Amortization of debt discount	184,366	0	297,884	4,928	302,812	487,178
Cancellation of fees applied to option exercise price	0	0	196,000	0	196,000	196,000
Prepaid expenses	322	(228,267)	(7,873)	(338)	(9,074)	(8,751)
Advance payment on related party lease	31,251	0	(135,417)	0	(135,417)	(104,166)
Accrued interest	9,375	(19,130)	36,953	13,358	56,083	65,458
Accounts payable - Related Party	7,181	(1,370)	(3,990)	9,921	6,931	14,112
Accounts payable and accrued liabilities	70,253	(25,428)	32,500	71,614	107,263	177,516
Net Cash Used in Operating Activities	(359,479)	(532,052)	(1,646,723)	(241,890)	(1,984,817)	(2,344,296)
Financing activities
Loans from third party	0	456,992	0	115,000	196,800	196,800
Proceeds from issuance of convertible notes, net	0	0	870,000	450,000	1,320,000	1,320,000
Proceeds from exercise of options	0	0	213,000	0	213,000	213,000
Common shares sold subscribed for cash	1,133,250	435,000	425,000	200,000	650,000	1,783,250
Net Cash Provided by Financing Activities	1,133,250	891,992	1,508,000	765,000	2,379,800	3,513,050
Investing activities
Security deposit	0	0	(1,000)	(1,500)	(2,500)	(2,500)
Net Cash Used in Investing Activities	0	0	(1,000)	(1,500)	(2,500)	(2,500)
Net increase (decrease) in cash	773,771	359,940	(139,723)	521,610	392,483	1,166,254
Cash and cash equivalent - beginning of period	392,483	532,206	532,206	10,596	0	0
Cash and cash equivalent - end of period	1,166,254	892,146	392,483	532,206	392,483	1,166,254
Cash paid during the period for:
Interest	12,075	0	0	0	0	12,075
Income taxes	0	0	0	0	0	0
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	0	0	(5,000)	(5,000)
Issuance of common stock upon conversion of notes payable and accrued interest	211,250	0	449,500	0	449,500	767,754
Fair value of beneficial conversion feature of convertible notes	0	0	0	177,404	177,404	177,404
Fair value of warrants issued with convertible debentures, recognized as a note discount	0	0	500,000	0	500,000	500,000
Conversion of notes payable and accrued interest to common stock	$ 1,249,025	$ 0	$ 107,004	$ 0	$ 107,004	$ 1,249,025